Fair Value Measurement - Present the Key Inputs Applied In the Valuations Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Change of Control Scenario | Common Warrant
Fair Value Disclosures [Line Items]
Discount for Lack of Marketability	40.00%
Average Value per Series J Warrant on a Non-Marketable basis	$ 0.59
Event Weighting	55.00%
Value per Common Warrant on a Marketable Basis	$ 0.98
Weighted Average Value per Series J Warrant	$ 0.32
IPO Scenario | Common Warrant
Fair Value Disclosures [Line Items]
Discount for Lack of Marketability	20.00%
Average Value per Series J Warrant on a Non-Marketable basis	$ 5.62
Event Weighting	15.00%
Value per Common Warrant on a Marketable Basis	$ 7.03
Weighted Average Value per Series J Warrant	$ 0.84
Default Scenario | Common Warrant
Fair Value Disclosures [Line Items]
Event Weighting	30.00%
Total Probability Weighted Average Value per Series J Warrant	$ 1.16
Series J Warrant | Change of Control Scenario
Fair Value Disclosures [Line Items]
Average Value per Series J Warrant	$ 8.43	$ 3.47
Discount for Lack of Marketability		35.00%
Average Value per Series J Warrant on a Non-Marketable basis		$ 2.26
Event Weighting	55.00%	50.00%
Total Probability Weighted Average Value per Series J Warrant	$ 4.64	$ 1.13
Series J Warrant | IPO Scenario
Fair Value Disclosures [Line Items]
Average Value per Series J Warrant	$ 2.86
Event Weighting	15.00%
Total Probability Weighted Average Value per Series J Warrant	$ 0.43
Series J Warrant | Default Scenario
Fair Value Disclosures [Line Items]
Event Weighting	30.00%
Total probability weighted average value per Series J Warrant	$ 5.07
Series J Warrant | All Other Scenario
Fair Value Disclosures [Line Items]
Average Value per Series J Warrant		$ 1.8
Discount for Lack of Marketability		35.00%
Average Value per Series J Warrant on a Non-Marketable basis		$ 1.17
Event Weighting		50.00%
Total Probability Weighted Average Value per Series J Warrant		$ 0.58
Total probability weighted average value per Series J Warrant		$ 1.71